Maturity analysis of financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure of maturity analysis for financial liabilities [text block]
Maturity analysis of financial liabilities
	31.12.18
USD billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	7.9	1.0	1.6	0.5	0.0	11.0
Payables from securities financing transactions	9.5	0.6	0.3		0.0	10.4
Cash collateral payables on derivative instruments	28.9					28.9
Customer deposits	395.8	13.1	7.0	4.4	0.0	420.4
Debt issued measured at amortized cost[2]	4.6	6.3	39.9	57.6	37.8	146.2
Other financial liabilities measured at amortized cost	5.6					5.6
Total financial liabilities measured at amortized cost	452.4	21.0	48.8	62.6	37.8	622.6
Financial liabilities at fair value held for trading[3,4]	28.9					28.9
Derivative financial instruments[3]	125.7					125.7
Brokerage payables designated at fair value	38.4					38.4
Debt issued designated at fair value[5]	15.7	18.1	10.2	7.4	8.0	59.4
Other financial liabilities designated at fair value	30.0	0.4	1.1	1.2	1.0	33.7
Total financial liabilities measured at fair value through profit or loss	238.8	18.5	11.3	8.6	9.0	286.2
Total	691.2	39.5	60.1	71.2	46.8	908.8

Guarantees, commitments and forward starting transactions[6]
Loan commitments[7]	34.1	0.3	0.3	0.0		34.7
Guarantees[7]	19.8					19.8
Forward starting transactions
Reverse repurchase agreements[7]	9.0		0.0			9.0
Securities borrowing agreements	0.0					0.0
Total	62.9	0.3	0.4	0.0	0.0	63.6

	31.12.17

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	6.3	0.4	1.0	0.1	0.0	7.7
Payables from securities financing transactions	13.9	3.1	0.6	0.0	0.0	17.7
Cash collateral payables on derivative instruments	31.0					31.0
Customer deposits	403.2	10.5	5.3	0.7	0.1	419.7
Debt issued measured at amortized cost[2]	4.2	15.4	46.4	52.1	39.1	157.1
Other financial liabilities measured at amortized cost	36.0					36.0
Total financial liabilities measured at amortized cost	494.6	29.4	53.3	52.9	39.2	669.3
Financial liabilities at fair value held for trading[3,4]	31.3					31.3
Derivative financial instruments[3]	119.1					119.1
Debt issued designated at fair value[5]	18.3	10.0	10.3	7.7	6.2	52.6
Other financial liabilities designated at fair value	12.4	0.6	1.5	1.4	1.0	17.0
Total financial liabilities measured at fair value through profit or loss	181.1	10.6	11.9	9.1	7.3	219.9
Total	675.7	40.0	65.1	61.9	46.4	889.2

Guarantees, commitments and forward starting transactions[6]
Loan commitments[7]	39.2	0.2	0.2	0.1		39.7
Guarantees[7]	19.3	0.0				19.3
Forward starting transactions
Reverse repurchase agreements[7]	13.0					13.0
Securities borrowing agreements	0.0					0.0
Total	71.5	0.2	0.2	0.1	0.0	72.0
1 Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments. 2 The time bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments. 3 Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships. 4 Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion). 5 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date. 6 Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions. 7 Loan commitments measured at fair value of USD 3.5 billion, guarantees measured at fair value of USD 1.6 billion and forward starting reverse repurchase agreements measured at fair value of USD 8.1 billion are under the time bucket Due within 1 month.

UBS AG
Disclosure Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure of maturity analysis for financial liabilities [text block]
Maturity analysis of financial liabilities
	31.12.18
USD billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	7.9	1.0	1.6	0.5	0.0	11.0
Payables from securities financing transactions	9.5	0.6	0.3		0.0	10.4
Cash collateral payables on derivative instruments	28.9					28.9
Customer deposits	396.6	13.4	6.9	5.1	0.0	422.1
Funding from UBS Group AG and its subsidiaries[2]	0.0	0.0	0.5	21.9	22.0	44.4
Debt issued measured at amortized cost[2]	4.6	5.8	39.1	34.7	12.4	96.5
Other financial liabilities measured at amortized cost	6.4					6.4
Total financial liabilities measured at amortized cost	453.9	20.8	48.4	62.3	34.3	619.7
Financial liabilities at fair value held for trading[3,4]	29.0					29.0
Derivative financial instruments[3]	125.7					125.7
Brokerage payables designated at fair value	38.4					38.4
Debt issued designated at fair value[5]	15.7	18.1	10.2	7.4	8.0	59.4
Other financial liabilities designated at fair value	30.0	0.4	1.1	1.2	1.0	33.7
Total financial liabilities measured at fair value through profit or loss	238.8	18.5	11.3	8.6	9.0	286.2
Total	692.7	39.3	59.7	70.9	43.3	905.9

Guarantees, commitments and forward starting transactions[6]
Loan commitments[7]	34.1	0.3	0.3	0.0		34.7
Guarantees[7]	19.8					19.8
Forward starting transactions
Reverse repurchase agreements[7]	9.0		0.0			9.0
Securities borrowing agreements	0.0					0.0
Total	62.9	0.3	0.4	0.0	0.0	63.6

	31.12.17

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	6.3	0.4	1.0	0.1	0.0	7.7
Payables from securities financing transactions	13.9	3.1	0.6	0.0	0.0	17.7
Cash collateral payables on derivative instruments	31.0					31.0
Customer deposits	405.0	11.3	5.2	0.9	0.0	422.4
Funding from UBS Group AG and its subsidiaries[2]		0.4	0.7	21.9	19.6	42.6
Debt issued measured at amortized cost[2]	4.2	14.8	45.6	35.7	12.8	113.1
Other financial liabilities measured at amortized cost	36.8					36.8
Total financial liabilities measured at amortized cost	497.2	30.1	53.2	58.6	32.4	671.4
Financial liabilities at fair value held for trading[3,4]	31.3					31.3
Derivative financial instruments[3]	119.1					119.1
Debt issued designated at fair value[5]	18.3	10.0	8.5	7.7	6.2	50.7
Other financial liabilities designated at fair value	12.4	0.6	3.4	1.4	1.0	18.8
Total financial liabilities measured at fair value through profit or loss	181.1	10.6	11.9	9.1	7.3	219.9
Total	678.3	40.7	65.0	67.6	39.7	891.3

Guarantees, commitments and forward starting transactions[6]
Loan commitments[7]	39.2	0.2	0.2	0.1		39.7
Guarantees[7]	19.3	0.0				19.3
Forward starting transactions
Reverse repurchase agreements[7]	13.0					13.0
Securities borrowing agreements	0.0					0.0
Total	71.5	0.2	0.2	0.1	0.0	72.0
1 Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments. 2 The time bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments. 3 Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships. 4 Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion). 5 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date. 6 Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions. 7 Loan commitments measured at fair value of USD 3.5 billion, guarantees measured at fair value of USD 1.6 billion and forward starting reverse repurchase agreements measured at fair value of USD 8.1 billion are under the time bucket Due within 1 month.